Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net	$ 3,728,850	$ 478,058	$ 3,169,823
Cost of revenue	(3,469,391)	(444,794)	(2,988,841)
Gross profit	259,459	33,264	180,982
Operating cost and expenses:
Sale and marketing expenses	(10,223,869)	(1,310,753)	(9,461,647)
General and administrative expenses	(8,711,128)	(1,116,810)	(7,991,614)
Total operating expenses	(18,934,997)	(2,427,563)	(17,453,261)
Loss from operations	(18,675,538)	(2,394,299)	(17,272,279)
Other income (expense):
Interest income	99,847	12,801	58,460
Interest income on promissory notes	866,253	111,058	728,492
Foreign exchange (loss) gain, net	142,865	18,316	(31,180)
Government grant refund			(750,000)
Sundry income	17,660	2,264	15,584
Total other incomes, net	1,126,625	144,439	21,356
Loss before income taxes	(17,548,913)	(2,249,860)	(17,250,923)
Income tax expense			(103,121)
NET LOSS	(17,548,913)	(2,249,860)	(17,354,044)
Other comprehensive income (loss):
Foreign currency translation adjustment	(47,144)	(6,044)	15,809
COMPREHENSIVE LOSS	$ (17,596,057)	$ (2,255,904)	$ (17,338,235)
Net loss per share:-
- Basic | (per share)	$ (0.40)	$ (0.05)	$ (1.48)
- Diluted | (per share)	$ (0.40)	$ (0.05)	$ (1.48)
Weighted average number of ordinary shares
Basic	43,850,285	43,850,285	11,695,407
Diluted	43,850,285	43,850,285	15,295,407